Related Party Transactions and Balances (Details) - USD ($)				12 Months Ended
		Aug. 27, 2025	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Line Items]
Investment consideration policy			$ 817,470
Percentage of portfolio investment		9.93%
Unrealized losses on investment in equity securities				$ 510,537
ASP LLC [Member]
Related Party Transactions and Balances [Line Items]
Portfolio investment amount	[1]			3,988,437
Capital contribution				3,988,437
Fair value loss of investment in equity securities				$ 510,537
SORA Ventures [Member] | ASP LLC [Member]
Related Party Transactions and Balances [Line Items]
Portfolio investment amount		$ 3,988,437

[1]	On August 27, 2025, the Company had made a portfolio investment amount of approximately $3,988,437 to ASP LLC, which represents around 9.93% of total portfolio in ASP LLC. ASP LLC is a Delaware limited liability company solely managed by SORA Ventures. For the year ended December 31, 2025, unrealized losses on investment in equity securities were $510,537 and were reported as “unrealized gains on investment in equity securities, net” in the consolidated statements of operations and comprehensive income (loss).